CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
General and administrative expenses	$ 3,048,747	$ 271,902	$ 3,320,649
Franchise tax expense	50,232	86,814	137,046
Loss from operations	(3,098,979)	(358,716)	(3,457,695)
Interest income	31,946	36,875	68,821
Net loss	$ (3,067,033)	$ (321,841)	$ (3,388,874)
Common Class A
Weighted average shares outstanding basic and diluted (in shares)	34,500,000	34,500,000	34,500,000
Basic and diluted net loss per share (in usd per share)	$ 0.00	$ 0.00	$ 0.00
Common Class F
Weighted average shares outstanding basic and diluted (in shares)	8,625,000	8,625,000	8,625,000
Basic and diluted net loss per share (in usd per share)	$ (0.36)	$ (0.04)	$ (0.39)